PENN SERIES FUNDS, INC.

600 DRESHER ROAD

HORSHAM, PENNSYLVANIA 19044

CERTIFICATION PURSUANT TO RULE 497(j)

UNDER THE SECURITIES ACT OF 1933, AS AMENDED

FILE NOS. 002-77284; 811-03459

We hereby certify that the form of prospectus and statement of additional information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 66 to the Registration Statement for Penn Series Funds, Inc. (File Nos. 002-77284; 811-03459), which was electronically filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001193125-11-118957) on April 29, 2011.

By: Penn Series Funds, Inc.

Dated: May 5, 2011	By:	/s/ Peter M. Sherman
Peter M. Sherman
President